Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation

2. Basis of Presentation

In the opinion of management, the Company’s condensed consolidated financial statements reflect all adjustments, which are of a normal recurring nature, necessary for a fair statement of the results for the periods presented in accordance with United States of America’s Generally Accepted Accounting Principles (“U.S. GAAP”). The results of operations for the interim periods presented are not necessarily indicative of results for the full year.

Certain information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023 (“the Annual Report”).

The information presented in the accompanying condensed consolidated balance sheet as of December 31, 2023 has been derived from the Company’s audited consolidated financial statements. All other information has been derived from the Company’s unaudited condensed consolidated financial statements for the three and nine months ended September 30, 2024 and September 30, 2023.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its subsidiaries, including the Company’s variable interest entities disclosed in Note 13. All intercompany balances and transactions are eliminated in consolidation.

Reverse Stock Split

On October 11, 2023, the Company filed a Certificate of Change (the “Certificate of Change”) effecting a reverse stock split as of 5:00 p.m. Eastern Standard Time on October 13, 2023 with a ratio of 1-for-25 (the “Reverse Split”). The Company’s common stock began trading on a post-split basis under the Company’s existing trading symbol, “SLNH,” when the market opened on October 16, 2023. The reverse stock split was approved by the Board of Directors and by shareholders at the annual meeting of the stockholders on June 29, 2023. At the effective time, every 25 issued and outstanding shares of the Company common stock was converted automatically into one share of the Company’s common stock without any change in the par value per share. The Reverse Split did not change the number of shares of common stock authorized for issuance. No fractional shares were outstanding following the Reverse Split. Any holder who would have received a fractional share of common stock was automatically entitled to receive an additional fraction of a share of common stock to round up to the next whole share.

The primary goal of the Reverse Stock Split was to increase the per share price of the Common Stock in order to meet the minimum per share price requirement of $1.00 for continued listing on the Nasdaq. On October 30, 2023, the Company received a notice of compliance from NASDAQ.

In addition, effective as of the same time as the Reverse Split, proportionate adjustments were made to all then-outstanding equity awards, warrants and convertible securities with respect to the number of shares of common stock subject to such award or security and the exercise or conversion price thereof. Furthermore, the number of shares of common stock available for issuance under the Company’s equity incentive plans has been proportionately adjusted for the Reverse Split ratio, such that fewer shares will be subject to such plans. Furthermore, proportionate adjustments were made to the conversion factor at which the Company’s Series B Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock”), may be converted to Common Stock. The total number of shares of Series B Preferred Stock of the Company authorized for issuance remained at 187,500.

The effects of the Reverse Stock Split have been reflected in these financial statements and the accompanying footnotes for all periods presented, which includes adjusting the description of any activity that may have been transacted on a pre-Reverse Stock Split basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid short-term investments with original maturities of less than three months.

Restricted Cash

Restricted cash relates to cash that is legally restricted as to withdrawal and usage or is being held for a specific purpose and thus not available to the Company for immediate or general business use. As of September 30, 2024, the Company had restricted cash of approximately $3.4 million, in which approximately $2.0 million was classified as current and approximately $1.46 million was classified as non-current. As of December, 31, 2023, the Company had restricted cash of approximately $4.0 million, in which $3.0 million was classified as current and $1.0 million was classified as non-current. The balance in restricted cash relates to funds held in escrow accounts due to sales of equipment that were executed, in which the Company can release to the convertible noteholders only if they request their share of funds. If no funds are distributed to the convertible noteholders from the escrow account by January 24, 2025, the funds may be used for general purposes for the Company. In addition, there was a restricted deposit held with a customer that was for less than 12 months. The Company has a long-term restricted cash balance in relation to a collateralized deposit.

Deposits and Credits on equipment

As of September 30, 2024 and December 31, 2023, the Company had approximately $5.0 million and $1.0 million, respectively, in deposits and credits on equipment, that had not yet been received by the Company. Once the Company receives such equipment in the subsequent period, the Company will reclassify such balance into Property, Plant, and Equipment. Included in these balances was a credit on equipment of $975 thousand, of which approximately $49 thousand has been used as of September 30, 2024, and the remaining $926 thousand will be restricted to be used on future purchases for Project Dorothy 2 and Project Kati by March 1, 2025 (“expiration date”). The Company notes that if an order is not executed by the expiration date, the credit would be forfeited. The Company intends to utilize the full credit balance for future orders prior to the expiration date.

Warrant Liability

Under the guidance in ASC 815, Derivatives and Hedging (ASC 815), certain Company warrants associated with the Fourth Amendment described further in Note 7 on February 28, 2024 did not meet the criteria for equity treatment, due to being subject to shareholder approval. As such, the warrants were recorded on the balance sheet at fair value. This valuation was subject to re-measurement at each balance sheet date. With each re-measurement, the warrant valuation was adjusted to fair value, with the change in fair value recognized in the Company’s condensed consolidated statement of operations. On May 30, 2024, shareholder approval was obtained removing the cap containment provision, and as such, the liability accounting treatment was no longer required. Since all other criteria were met to be treated as an equity, the Company adjusted the warrant liability as of the date of shareholder approval and reclassified balance to equity. As such, the Company accounted for the change in the fair value of the warrant liability as of the date of the shareholder approval (May 30, 2024).

As discussed in Footnote 7, on June 20, 2024, Soluna AL Cloudco, LLC (“CloudCo”), a subsidiary of Soluna Cloud, Inc (“Cloud”), entered into a Promissory Note Agreement of $12.5 million with an accredited investor. In addition, on July 12, 2024, CloudCo, Cloud, and the Existing Investor entered into a First Amendment to the Note Purchase Agreement (the “June SPA Amendment”). This amendment allows CloudCo to issue additional secured promissory notes totaling $1.25 million to new accredited investors (the “Additional Investors”). In consideration of entering into the promissory note, Cloud provided warrants to the accredited investor. Since the warrants were determined to not be indexed to the Company’s own stock under ASC 815-40-15, and since the warrants to be delivered upon exercise are not readily convertible to cash, they do not meet the net settlement criteria within ASC 815-10-15-83. While Soluna Holdings, Inc is publicly traded, the shares provided are specific to Soluna Cloud, Inc, which is a subsidiary of Soluna Holdings, Inc. The shares of Soluna Cloud, Inc are not publicly traded and therefore the common stock underlying the warrant is not readily convertible to cash. Further evaluation of the Warrants under ASC 815-10 was required to determine if the Warrants meet the definition of a derivative. The warrants are classified as a liability that are required to be adjusted to fair market value. The Company applied a discounted cash flow method in relation to the valuation of Cloud in which assumptions from forecasted projected cash flow data and other key operating assumptions such as working cash flow were used to determine an enterprise value less any current debt in order to determine an equity value for Cloud. As of September 30, 2024, the warrants were fair valued, and deemed to not have any further value, as such the Company wrote down the liability balance to $0.

Reclassification

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations or net assets.

Correction of an Error

While preparing the Company’s Form 10-K for the year ended December 31, 2023, the Company identified the following errors related to the presentation of basic and diluted Earnings Per Share (“EPS”) in its historical filing for the year ended December 31, 2022, and for the quarters ended March 31, 2023, June 30, 2023, and September 30, 2023:

●	Inclusion of the net income/loss from noncontrolling interest in the numerator;
●	Inclusion of the cumulative undeclared preferred dividends in the numerator;
●	Exclusion of shares issued for little or no cash consideration (ie: penny warrants) in the denominator.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” the Company evaluated the errors and has determined that the related impacts were not material to any prior annual or 10-Q report, but that correcting the cumulative impact of such errors would be significant to our EPS for the year ended December 31, 2023. Accordingly, the Company has corrected such immaterial errors by adjusting its December 31, 2022 consolidated statement of operations related to the calculation of earnings per share. The Company also corrected previously reported interim financial information for such immaterial errors in future filings, as applicable. The following summarizes the effect of the revision on each financial statement line item.

The following analysis provides a comparison amongst the basic and diluted EPS as reported on the Form 10-Q for the quarter ended September 30, 2023, and the final revised basic and diluted EPS calculation to correct all identified errors:

	For the three months ended September 30, 2023			For the nine months ended September 30, 2023
	As Reported	As Revised	Change	As Reported	As Revised	Change
Basic and Diluted net loss per share	$(4.40)	$(5.96)	$(1.56)	$(20.11)	$(24.16)	$(4.05)

2. Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, SCI., as well the Company’s variable interest entities disclosed in Note 18. All intercompany balances and transactions are eliminated in consolidation.

Reverse Stock Split

On October 11, 2023, the Company filed a Certificate of Change (the “Certificate of Change”) effecting a reverse stock split as of 5:00 p.m. Eastern Standard Time on October 13, 2023 with a ratio of 1-for-25 (the “Reverse Split”). The Company’s common stock began trading on a post-split basis under the Company’s existing trading symbol, “SLNH,” when the market opened on October 16, 2023. The reverse stock split was approved by the Board of Directors and by shareholders at the annual meeting of the stockholders on June 29, 2023. At the effective time, every 25 issued and outstanding shares of the Company common stock was converted automatically into one share of the Company’s common stock without any change in the par value per share. The Reverse Split did not change the number of shares of common stock authorized for issuance. No fractional shares were outstanding following the Reverse Split. Any holder who would have received a fractional share of common stock was automatically entitled to receive an additional fraction of a share of common stock to round up to the next whole share.

The primary goal of the Reverse Stock Split was to increase the per share price of the Common Stock in order to meet the minimum per share price requirement of $1.00 for continued listing on the Nasdaq. On October 30, 2023, the Company received a notice of compliance from NASDAQ.

In addition, effective as of the same time as the Reverse Split, proportionate adjustments were made to all then-outstanding equity awards, warrants and convertible securities with respect to the number of shares of common stock subject to such award or security and the exercise or conversion price thereof. Furthermore, the number of shares of common stock available for issuance under the Company’s equity incentive plans has been proportionately adjusted for the Reverse Split ratio, such that fewer shares will be subject to such plans. Furthermore, proportionate adjustments were made to the conversion factor at which the Company’s Series B Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock”), may be converted to Common Stock. The total number of shares of Series B Preferred Stock of the Company authorized for issuance remained at 187,500.

The effects of the Reverse Stock Split have been reflected in these financial statements and the accompanying footnotes for all periods presented, which includes adjusting the description of any activity that may have been transacted on a pre-Reverse Stock Split basis.

Reclassification

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations or net assets.

Correction of an Error

While preparing the Company’s Form 10-K for the year ended December 31, 2023, the Company identified the following errors related to the presentation of basic and diluted Earnings Per Share (“EPS”) in its historical filing for the year ended December 31, 2022, and for the quarters ended March 31, 2023, June 30, 2023, and September 30, 2023:

●	Inclusion of the net income/loss from noncontrolling interest in the numerator;
●	Inclusion of the cumulative undeclared preferred dividends in the numerator;
●	Exclusion of shares issuance for little or no cash consideration (ie: penny warrants) in the denominator.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” the Company evaluated the errors and has determined that the related impacts were not material to any prior annual or 10-Q report, but that correcting the cumulative impact of such errors would be significant to our EPS for the year ended December 31, 2023. Accordingly, the Company has corrected such immaterial errors by adjusting its December 31, 2022 consolidated statement of operations related to the calculation of earnings per share. The Company will also correct previously reported interim financial information for such immaterial errors in future filings, as applicable. The following summarizes the effect of the revision on each financial statement line item.

The following analysis provides a comparison amongst the basic and diluted EPS as reported on the Form 10-K for the year ended December 31, 2022, and the final revised basic and diluted EPS calculation to correct all identified errors:

	As reported on Form 10-K for the year ended December 31, 2022 (1)	As revised on Form 10-K	Change

Basic and Diluted net loss per share from continuing operations	$(185.39)	$(187.63)	$(2.24)
Basic and Diluted net income per share from discontinued operations	13.22	13.22	-
Basic and Diluted net loss per share	$(172.17)	$(174.41)	$(2.24)

(1)	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for- 25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.

The following analysis provides a comparison amongst the basic and diluted EPS as reported on the Form 10-Q for the quarters ended March 31, 2023, June 30, 2023, and September 30, 2023, and the final revised basic and diluted EPS calculation to correct all identified errors:

	As reported for the three months ended March 31, 2023 (1)	As revised	Change

Basic and Diluted net loss per share	$(8.74)	$(10.30)	$(1.56)

	For the three months ended June 30, 2023			For the six months ended June 30, 2023
	(1) As Reported	As Revised	Change	(1) As Reported	As Revised	Change
Basic and Diluted net loss per share	$(8.44)	$(9.54)	$(1.10)	$(17.14)	$(19.74)	$(2.60)

(1)	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for- 25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.

	For the three months ended September 30, 2023			For the nine months ended September 30, 2023
	As Reported	As Revised	Change	As Reported	As Revised	Change
Basic and Diluted net loss per share	$(4.40)	$(5.96)	$(1.56)	$(20.11)	$(24.16)	$(4.05)

Use of Estimates

The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Property, Plant, and Equipment

Property, plant and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives as follows:

Leasehold improvements	Lesser of the life of the lease or the useful life of the improvement

Computers and related software	3 to 5 years

Cryptocurrency miners	3 years

Machinery and equipment	8 to 15 years

Office furniture, equipment and fixtures	2 to 10 years

Buildings	30-40 years

Purchased pre-fabricated buildings	15-20 years

Significant additions or improvements extending assets’ useful lives are capitalized; normal maintenance and repair costs are expensed as incurred. The costs of fully depreciated assets remaining in use are included in the respective asset and accumulated depreciation accounts. When items are sold or retired, related gains or losses are included in net (loss) income.

Intangible assets

Intangible assets include the Strategic Pipeline Contract with an estimated useful life of 5 years, assembled workforce of individuals included as part of the asset acquisition with an estimated useful life of 5 years and patents with an estimated useful life of 15-25 years. The Company amortizes the intangible assets over their estimated useful lives on a straight-line basis. The Company does not recognize internally developed patents as intangible assets, however legal costs associated with defending such patents are capitalized as long-lived assets.

Income Taxes

The Company is subject to income taxes in the U.S. (federal and state). As part of the process of preparing our consolidated financial statements, the Company calculates income taxes for each of the jurisdictions in which the Company operates. This involves estimating actual current taxes due together with assessing temporary differences resulting from differing treatment for tax and accounting purposes that are recorded as deferred tax assets and liabilities, loss carryforwards and tax credit carryforwards, for which income tax benefits are expected to be realized in future years. A valuation allowance has been established to reduce deferred tax assets, if it is more likely than not that all, or some portion, of such deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the period that includes the enactment date.

Significant management judgment is required in determining the Company’s provision for income taxes, deferred tax assets and liabilities, and any valuation allowance recorded against the Company’s net deferred tax assets. The Company considers all available evidence, both positive and negative, such as historical levels of income and future forecasts of taxable income amongst other items in determining the Company’s valuation allowance. In addition, the Company’s assessment requires the Company to schedule future taxable income in accordance with accounting standards that address income taxes to assess the appropriateness of a valuation allowance, which further requires the exercise of significant management judgment.

The Company accounts for taxes in accordance with the asset and liability method of accounting for income taxes. Under this method, the Company must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The impact of the Company’s reassessment of its tax positions for these standards did not have a material impact on its results of operations, financial condition, or liquidity.

The Company is currently subject to audit in various jurisdictions, and these jurisdictions may assess additional income tax liabilities against us. Developments in an audit, litigation, or in applicable laws, regulations, administrative practices, principles, and interpretations could have a material effect on the Company’s operating results or cash flows in the period or periods in which such developments occur, as well as for prior and in subsequent periods.

Tax laws, regulations, and administrative practices in various jurisdictions may be subject to significant change, with or without notice, due to economic, political, and other conditions, and significant judgment is required in evaluating and estimating the Company’s provision and accruals for these taxes. There are many transactions that occur during the ordinary course of business for which the ultimate tax determination is uncertain. The Company’s effective tax rates could be affected by numerous factors, such as intercompany transactions, earnings being lower than anticipated in jurisdictions where the Company has lower statutory rates and higher than anticipated in jurisdictions where the Company has higher statutory rates, the applicability of special tax regimes, losses incurred in jurisdictions for which the Company is not able to realize the related tax benefit, changes in foreign currency exchange rates, entry into new businesses and geographies, changes to its existing businesses and operations, acquisitions and investments and how they are financed, changes in the Company’s stock price, changes in its deferred tax assets and liabilities and their valuation, and changes in the relevant tax, accounting, and other laws, regulations, administrative practices, principles, and interpretations.

Equity Investment – Harmattan Energy Limited

The Company owns approximately 1.79% of HEL’s outstanding stock, calculated on a fully-diluted basis, as of December 31, 2023 and 2022. The equity investment in HEL is carried at the cost of investment and was $0 following the impairment of the equity investment as of December 31, 2022.

Equity Investments without Readily Determinable Fair Values

Our equity investment in HEL is accounted for under the measurement alternative. Equity securities measured and recorded using the measurement alternative are recorded at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. Adjustments resulting from impairments and observable price changes are recorded in the income statement. There was an impairment recognized for the full amount of $750 thousand in fiscal year 2022.

Equity Method Investments

The Company’s consolidated net income or loss will include our proportionate share, if any, of the net income or loss of our equity method investee. When the Company records its proportionate share of net income, it increases equity income (loss), net in our consolidated statements of operations and our carrying value in that investment. Conversely, when the Company records its proportionate share of a net loss, it decreases equity income (loss), net in our consolidated statements of operations and our carrying value in that investment. When the Company’s carrying value in an equity method investee company has been reduced to zero, no further losses are recorded in the Company’s financial statements unless the Company guaranteed obligations of the investee company or has committed additional funding. When the investee company subsequently reports income, the Company will not record its share of such income until it equals the amount of its share of losses not previously recognized.

As of December 31, 2023, the Company owned approximately 47.5% of MeOH Power, Inc.’s outstanding common stock, or 75,049,937 shares. The number of shares of MeOH Power, Inc.’s common stock authorized for issuance is 240,000,000 as of December 31, 2023. The Company records its investment in MeOH Power, Inc. using the equity method of accounting. The fair value of the Company’s interest in MeOH Power, Inc. has been determined to be $0 as of December 31, 2023 and December 31, 2022, based on MeOH Power, Inc.’s net position and expected cash flows.

Variable Interest Entities

Variable Interest Entities (“VIEs”) are entities that, by design, either (i) lack sufficient equity to permit the entity to finance its activities independently, or (ii) have equity holders that do not have the power to direct the activities of the entity that most significantly impact its economic performance, the obligation to absorb the entity’s expected losses, or the right to receive the entity’s expected residual returns. The Company consolidates a VIE when it is the primary beneficiary, which is the party that has both (i) the power to direct the activities that most significantly impact the VIE’s economic performance and (ii) through its interests in the VIE, the obligation to absorb expected losses or the right to receive expected benefits from the VIE that could potentially be significant to the VIE.

The Company consolidates the accounts of Soluna DVSL ComputeCo, LLC (“DVSL”) and Soluna DV ComputeCo, LLC (“DVCC”), each a VIE. The Company held a 67.8% equity interest as of December 31, 2022 and a 14.6% equity interest as of December 31, 2023 in DVSL, and a 100% as of December 31, 2022, and 51% equity interest as of December 31, 2023 in DVCC. Both DVSL and DVCC were created in order to construct, own, operate and maintain multi-purpose data centers in order to support the mining of cryptocurrency assets, batch processing and other non-crypto related activities. DVSL and DVCC were designed by Soluna to create an entity for outside investors to invest in specific projects. The creation of DVSL and DVCC resulted in Soluna, through its equity interest in DVSL and DVCC, absorbing operational risk that the entity was created to create and distribute, resulting in Soluna having a variable interest in DVSL and DVCC. Soluna is the primary beneficiary of DVSL, due to its role as the manager handling the day-to-day activities of DVSL and its majority ownership of Class B Units of DVSL, and thus has the power to direct the activities of DVSL that most significantly impact the performance of DVSL and has the obligation to absorb losses or gains of DVSL that could be significant to Soluna. Soluna is the primary beneficiary of DVCC due to having the power to direct the activities of DVCC that most significantly impact the performance of the Company due to its role as the manager handling the day-to-day activities of DVCC as well as majority ownership of and has the obligation to absorb losses or gains of DVCC that could be significant to Soluna. Accordingly, both DVSL and DVCC are a VIE of Soluna as DVSL and DVCC are structured with non-substantive voting rights.

Non-Controlling Interests

The ownership interest held by owners other than the Company in less than wholly-owned subsidiaries are classified as non-controlling interests. The value attributable to the non-controlling interests is presented on the consolidated balance sheets separately from the equity attributable to the Company. Net income (loss) attributable to non-controlling interests are presented separately on the consolidated statements of operations and consolidated statements of comprehensive income, respectively.

Fair Value Measurement

The estimated fair value of certain financial instruments, including cash, accounts receivable and short-term debt approximates their carrying value due to their short maturities and varying interest rates. “Fair value” is the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the observability of the inputs used in the valuation methods, the Company is required to provide the following information according to the fair value accounting standards. These standards established a fair value hierarchy as specified that ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities are classified and disclosed in one of the following three categories:

Level 1:	Quoted market prices in active markets for identical assets or liabilities, which includes listed equities.
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data. These items are typically priced using models or other valuation techniques. These models are primarily financial industry-standard models that consider various assumptions, including the time value of money, yield curves, volatility factors, as well as other relevant economic measures.
Level 3:	These use unobservable inputs that are not corroborated by market data. These values are generally estimated based upon methodologies utilizing significant inputs that are generally less observable from objective sources.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

On October 25, 2021, pursuant to a securities purchase agreement dated October 20, 2021 (the “SPA), the Company issued to certain accredited investors Class A, Class B and Class C common stock purchase warrants (collectively, the “Warrants”) to purchase up to an aggregate of 71,043 shares of common stock (the “Warrant Shares”), at an exercise price $312.50, $375 and $450 per share, respectively. The Warrants were considered freestanding equity-classified instruments due to their detachable and separately exercisable features and meet the indexation criteria within derivative accounting. Accordingly, the Warrants were presented as a component of Stockholders’ Equity in accordance with derivative accounting.

As noted in Note 9, the Company entered into an Addendum and Addendum Amendment in which the Company surrendered their Class B and Class C warrants in July and September 2022, in exchange for Class D common stock purchase warrants at an exercise price of $87.50 per share, Class E common stock purchase warrants of common stock at an exercise price of $112.50 per share, Class F common stock purchase warrants of common stock at an exercise price of $137.50 per share, and Class G common stock purchase warrants of common stock at an exercise price of $187.50, in which had fair values to be determined at $56.00 for Class D, $54.50 for Class E, $53.25 for Class F, and $52.00 for Class G, respectively. In connection with the Second Amendment on May 11, 2023, the Company also issued 240,000 new Class A warrants exercisable at $12.50 and 80,000 new Class B warrants exercisable at $20.00. The fair value of the new Class A warrants was $4.20 and for the new Class B warrants was $4.03.

Any modifications of the warrants were subsequently revalued, including the warrants attached to the Third Amendment on November 20, 2023, see Note 9 for details. Inherent in a Black-Scholes simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from its traded warrants and historical volatility of select peers’ common stock with a similar expected term of the Warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield on the grant date with a maturity similar to the expected remaining term of the warrants. The expected term of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company expects to remain at zero. The warrants were collectively classified as a Level 3 measurement within the fair value hierarchy because these valuation models involve the use of unobservable inputs relating to the Company’s estimate of its expected stock volatility which was developed based on the historical volatility of a publicly traded set of peer companies.

The following table represents the significant fair value assumptions used for warrants issued or repriced during the years ended December 31, 2023 and 2022:

	2023	2022
Stock price (1)	$2.93- 5.00	$14.25 - 259.25
Exercise price (1)	$0.01- 20.00	$19.00 – 331.50
Expected term in years	1.16- 5.00	2.00 – 5.00
Expected dividend yield	0.00%	0.00%
Volatility	108.50 – 140%	125 - 150%
Risk-free interest rate	3.36- 5.25%	1.18 – 4.41%

(1)	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for- 25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.

Following the debt extinguishment on July 19, 2022 as noted further in Note 9, the Convertible Notes will be accounted for under the fair value method on a recurring basis upon issuance (e.g., upon execution of the Addendum) per guidance within ASC 480, and at each subsequent reporting period, with changes in fair value reported in earnings. The Company had a subsequent Addendum Amendment on September 13, 2022, a Second Amendment on May 11, 2023, and a Third Amendment on November 20, 2023, which each caused a revaluation of the fair value on the executed Addendum Amendment, Second Amendment, and Third Amendment date. Although the Notes are not being accounted for under 825-10, the substance of the debt is considered to be the same and is therefore considered outside the scope of ASC 470-60. As such, the Company performed a fair value analysis of the Convertible Notes. For the year-ended December 31, 2022 and 2023, the Company had Monte Carlo simulations run-out for the expected conversion dates of the Convertible Notes using risk free rates, annual volatility, daily trading volumes, likely conversion profiles, and other assumptions based on principal and accrued interest as of the year-end. The Company determined the fair value of the Convertible Notes uses certain Level 3 inputs.

The following table represents the significant and subjective fair value assumptions used for Convertible Notes during the years ended December 31, 2023 and 2022:

	2023	2022
Stock price (1)	$3.60 – 6.75	$6.5
Conversion price (1)	$3.78 – 7.99	$7.99
Volatility	87.50 – 150%	65 – 105%
Risk-free interest rate	4.64- 5.50%	4.12 – 4.76%

(1)	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for- 25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.

Changes in Level 3 Financial Liabilities Carried at Fair Value

(in thousands)
Balance, July 19, 2022 (date of Addendum of convertible notes)	$14,610
Conversions of debt	(1,100)
Total revaluation loss	597
Balance, September 13, 2022	14,107
Total revaluation gains	(1,853)
Balance, December 31, 2022	$12,254
Conversions of debt (January 2023- May 11 2023)	(1,344)
Total revaluation losses	30
Balance, May 11, 2023 (date of Second Amendment)	10,940
Conversions of Debt (May 11, 2023-November 19, 2023)	(1,550)
Total revaluation losses	1,569
Balance November 20, 2023 (date of Third Amendment)	$10,959

Conversions of debt (November 20, 2023- December 31, 2023)	(3,069)
Total revaluation losses	584

Balance December 31, 2023	$8,474

Consistent with the guidance in purchase accounting, the value of the pipeline of certain cryptocurrency mining projects previously owned by HEL acquired in the Soluna Callisto acquisition in October 2021 as of the acquisition date was estimated using an expected value approach, which probability-weights various future outcomes and uses certain Level 3 inputs. Included in those inputs are the following key assumptions: expected growth in share price at a risk-free rate in the risk-neutral framework based on U.S. Treasury Rates as of the valuation date, volatility of share price based on historical equity volatilities of comparable companies over a lookback period, assessments associated with qualified projects based on assessment on timing of payments and assessment of active megawatt scenarios and the associated probabilities. The resulting amounts are then discounted to present value through use of a discount rate that considers, among other things, the risk of the payments, credit risk of the Company, and overall weighted average cost of capital of the acquired business. The resulting calculations resulted in an estimated fair value of the acquired assets and consideration paid in common stock of approximately $33 million, which was included as part of the consideration paid in the Soluna Callisto acquisition. As noted in Note 5, Accounting Standards Codification (“ASC”) 805-50 provides that assets acquired in an asset acquisition are measured based on the costs of the acquisition, which is the consideration that the acquirer transfers to the seller and includes direct transaction costs related to the acquisition in which costs were an additional $3.5 million including as part of the acquired assets. For assessment on the fair value of the strategic pipeline for impairment analysis, the Company looks at fair value based on projected construction costs, likely operating margins, timing of payments, assessment of active megawatts scenarios, and the associated probabilities of completion of future projects, with other factors noted above.

Revenue Recognition

Cryptocurrency Mining Revenue

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers. The core principles of the revenue standard are that a company should recognize revenue to depict the transfer of promised good or services to customers in an amount that reflects the consideration to which the company expects to be entitled for those goods or services. The following five steps are applied to achieve that core principle:

● Step 1: Identify the contract with the customer

● Step 2: Identify the performance obligations in the contract

● Step 3: Determine the transaction price

● Step 4: Allocate the transaction price to the performance obligations in the contract

● Step 5: Recognize revenue when the Company satisfies a performance obligation

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

● Variable consideration

● Constraining estimates of variable consideration

● The existence of a significant financing component in the contract

● Noncash consideration

● Consideration payable to a customer

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time.

Providing computing power to solve complex cryptographic algorithms in support of the Bitcoin blockchain (in a process known as “solving a block”) is an output of the Company’s ordinary activities. The provision of providing such computing power is the only performance obligation in the Company’s contracts with mining pool operators. The transaction consideration the Company receives, if any, is noncash consideration, which the Company measures at fair value on the date received, which is not materially different than the fair value at contract inception or the time the Company has earned the award from the pools. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pool operator successfully places a block (by being the first to solve an algorithm) and the Company receives confirmation of the consideration it will receive, at which time revenue is recognized. There is no significant financing component in these transactions.

Fair value of the cryptocurrency award received is determined using the quoted price of the related cryptocurrency where the Company is registered at the time of receipt. The mined cryptocurrency is immediately paid to the Coinbase and Bittrex wallet. Cryptocurrency is converted to U.S. dollars nearly everyday, as SCI is not in the business of accumulating material amounts of cryptocurrency on its balance sheet.

Data center hosting

The Company has entered customer hosting contracts whereby the Company provides electrical power and network connectivity to cryptocurrency mining customers, and the customers pay a stated amount per megawatt-hour (“MWh”) (“Contract Capacity”), a fixed rate, as well as a percentage of the profit share of net income from the customer’s mining operations. The actual monthly amounts are calculated after the close of each month and billed the customer. If any shortfalls due to outages are experienced, service level credits may be made to customers to offset outages which prevented them from cryptocurrency mining. Customer contract security deposits are reflected as other liabilities and are made at the time the contract is signed and held until the conclusion of the contract relationship.

Deferred revenue is primarily from advance monthly payments received and revenue is recognized when service is completed.

Demand Response Service

The Company provides emergency demand response solutions to ERCOT pursuant to a contractual commitment over defined service delivery periods. This contract includes a single promise to stand ready, on a monthly basis, to deliver a set amount of curtailment (committed capacity) per month when and if called upon by ERCOT. The Company has concluded this represents a series of distinct monthly services that are substantially the same, with the same pattern of transfer to the customer. Accordingly, the monthly promise to stand ready is accounted for as a single performance obligation. The Company is the principal in these arrangements as it has control over the services prior to those services being transferred to the customer.

Capacity fees are paid to the Company by ERCOT for its stand ready commitment to curtail MWs and are typically based on the Company’s ability to deliver the committed capacity throughout the contractual delivery period. In general, if the Company fails to curtail the contracted MW during energy or emergency dispatches, the MW shortfall results in a penalty that could require the Company to reduce the fees paid by the customer during the contract period.

In order to determine the transaction price, the Company estimates the amount of variable consideration at the outset of the contract either utilizing the expected value or most likely amount method, depending on the facts and circumstances relative to the contract. These estimates consider i) the contractual rate per MW, and ii) historical performance. The Company constrains (reduces) the estimates of variable consideration such that it is probable that a significant reversal of previously recognized revenue will not occur throughout the life of the contract. When determining if variable consideration should be constrained, management considers whether there are factors outside the Company’s control that could result in a significant reversal of revenue. In making these assessments, the Company considers the likelihood and magnitude of a potential reversal of revenue. These estimates are re-assessed each reporting period as required. In the event of an emergency dispatch, any earned energy fees are associated and allocated to the specific month of performance, as these fees meet the criteria to allocate variable consideration to a distinct monthly service within a series of distinct services that comprise the single performance obligation. Therefore, energy fees are recognized in the month in which the Company is called upon to deliver on its stand-ready obligation to curtail capacity.

The Company believes that an output measure based on the monthly contractual MW stand-ready obligation is the best representation of the “transfer of value” to the customer. Accordingly, the Company recognizes monthly revenue based on the proportion of committed stand-ready capacity obligation that has been fulfilled to date.

Cost of Cryptocurrency Mining and Data Center Hosting Revenue

Cost of cryptocurrency mining and data center hosting revenue includes direct utility costs as well as overhead costs that relate to the operations of SCI’s cryptocurrency mining facility.

Accounts Receivable and Allowance

The Company’s accounts receivable balance consists of amounts due from its data center hosting customers and receivables for demand response services. The Company records accounts receivable at the invoiced amount less an allowance for any potentially uncollectable accounts under the current expected credit loss (“CECL”) impairment model and presents the net amount of the financial instrument expected to be collected. The CECL impairment model requires an estimate of expected credit losses, measured over the contractual life of an instrument, that considers forecasts of future economic conditions in addition to information about past events and current conditions. Based on this model, the Company considers many factors, including the age of the balance, collection history, and current economic trends. The Company determines the allowance based on historical write-off experience and current exposures identified. The Company reviews its allowance for potentially uncollectible accounts under CECL monthly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability. All other balances are reviewed on a pooled basis by type of receivable. Account balances are charged off against the allowance when the Company believes it is probable the receivable will not be recovered. The Company does not have any off balance-sheet credit exposure related to its customers. Bad debts are written off after all collection efforts have ceased.

Allowances for credit losses are recorded as a direct reduction from an asset’s amortized cost basis. Credit losses and recoveries are recorded in General and administrative expenses in the Consolidated Statements of Operations. Recoveries of financial assets previously written off are recorded when received. Based on the Company’s current and historical collection experience, management did not record an allowance for expected credits losses or record any recoveries as of December 31, 2023 and December 31, 2022, respectively.

Notes Receivable

The Company’s notes receivable consists of loans made by the Company, who serves as the debt holder, to different entities, serving as borrowers. The Company accounts for its notes receivable in accordance with ASC Topic 310, Receivables (“ASC 310”).

In accordance with ASC 310, notes receivable are reported on the balance sheet at their amortized cost basis. The amortized cost basis is the amount at which a financing receivable or investment is originated or acquired, adjusted for applicable accrued interest, accretion, or amortization of premium, discount, and net deferred fees or costs, or other adjustments. The Company’s notes receivable were all issued at their respective principal amounts. Interest income will be recognized based on the contractual rate in the loan agreement and any premium/discount will be amortized to interest income using the effective interest rate method. The Company does not currently maintain a loan loss allowance as it has not experienced any such losses in historical periods and does not anticipate future losses. The Company evaluates any potential need for loan loss reserves on a periodic basis based on relevant internal and external factors that affect loan collectability, including the amount of outstanding loans owed to the Company, current collection patterns and current economic trends. As these conditions change, the Company may need to record allowances in future periods.

Employee Receivables

Certain employees have a receivable due to the Company based on their stock-based awards, in which $110 thousand and $120 thousand was outstanding as of December 31, 2023 and December 31, 2022, respectively. The balance is currently presented as $13 thousand and $26 thousand within Notes receivable as of December 31, 2023 and December 31, 2022 and $97 thousand and $94 thousand, respectively within Other assets on the financial statements.

Deposits and Credits on equipment

As of December 31, 2023 and December 31, 2022, the Company had approximately $1.0 million and $1.2 million, respectively, in deposits and credits on equipment, that had not yet been received by the Company as of the year end. Once the Company receives such equipment in the subsequent period, the Company will reclassify such balance into Property, Plant, and Equipment. The credit on equipment of $975 thousand is restricted to be used on future purchases by September 1, 2024 (“expiration date”). The Company notes that if an order is not executed by the expiration date, the credit would be forfeited. The Company intends to utilize the full credit balance for future orders prior to the expiration date.

Long-Lived Assets

The Company accounts for impairment or disposal of long-lived assets, which include property, plant, and equipment and also finite-lived intangible assets, in accordance with accounting standards that address the financial accounting and reporting for the impairment or disposal of long-lived assets, specify how impairment will be measured, and how impaired assets will be classified in the consolidated financial statements. On a quarterly basis, the Company analyzes the status of its long-lived assets at each subsidiary for potential impairment. Recoverability of assets to be held and used are measured by a comparison of the carrying amount of an asset to undiscounted future cash flows expected to be generated by the asset. Because the impairment test for long-lived assets held in use is based on estimated undiscounted cash flows, there may be instances where an asset or asset group is not considered impaired, even when its fair value may be less than its carrying value, because the asset or asset group is recoverable based on the cash flows to be generated over the estimated life of the asset or asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the year ended December 31, 2023 and 2022, the Company has impaired approximately $575 thousand and $47.4 million, respectively, of property, plant, and equipment, and there was no impairment for the intangible assets for the year ended December 31, 2023 and 2022.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid short-term investments with original maturities of less than three months.

Restricted Cash

Restricted cash relates to cash that is legally restricted as to withdrawal and usage or is being held for a specific purpose and thus not available to the Company for immediate or general business use. As of December 31, 2023, the Company had restricted cash of approximately $4.0 million, in which $3.0 million was classified as current and $1.0 million was classified as non-current. On December 31, 2022, the Company had restricted cash of approximately $685 thousand, in which the entire balance was classified as current. The balance in restricted cash relates to funds held in escrow accounts due to sales of equipment that were executed, in which the Company can release to the convertible noteholders only if they request their share of funds. If no funds are distributed to the convertible noteholders from the escrow account by July 25, 2024, the funds may be used for general purposes for the Company. In addition, there was a restricted deposit held with a customer that was for less than 12 months. The Company has a long-term restricted cash balance in relation to a collateralized deposit.

Net (loss) Income per Share

The Company computes basic income per common share by dividing net income by the weighted average number of common shares outstanding during the reporting period. Diluted income per share reflects the potential dilution, if any, computed by dividing income by the combination of dilutive common share equivalents, comprised of shares issuable under outstanding investment rights, warrants and the Company’s share-based compensation plans, and the weighted average number of common shares outstanding during the reporting period. Dilutive common share equivalents include the dilutive effect of in-the-money stock options, which are calculated based on the average share price for each period using the treasury stock method. Under the treasury stock method, the exercise price of a stock option and the amount of compensation cost, if any, for future service that the Company has not yet recognized are assumed to be used to repurchase shares in the current period.

Share-Based Payments

The Company grants options to purchase our common stock and awards restricted stock to our employees and directors under our equity incentive plans. The benefits provided under these plans are share-based payments and the Company accounts for stock-based awards exchanged for employee service in accordance with the appropriate share-based payment accounting guidance. Stock-based compensation represents the cost related to stock-based awards granted to employees and directors. The Company measures stock-based compensation cost at grant date based on the estimated fair value of the award and recognizes the cost as expense on a straight-line basis in accordance with the vesting of the options (net of estimated forfeitures) over the option’s requisite service period. The Company estimates the fair value of stock-based awards on the grant date using a Black-Scholes valuation model. The Company uses the fair value method of accounting with the modified prospective application, which provides for certain changes to the method for valuing share-based compensation. The valuation provisions apply to new awards and to awards that are outstanding on the effective date and subsequently modified. Under the modified prospective application, prior periods are not revised for comparative purposes. Stock-based compensation expense is recorded in the lines titled “Cost of cryptocurrency mining revenue,” “Cost of data hosting revenue,” and “Selling, general and administrative expenses” in the Consolidated Statements of Operations based on the employees’ respective functions.

The Company records deferred tax assets for awards that potentially can result in deductions on the Company’s income tax returns based on the amount of compensation cost that would be recognized upon issuance of the award and the Company’s statutory tax rate. All income tax effects of awards, including excess tax benefits, recognized on stock-based compensation expense are reflected in the Consolidated Statements of Operations as a component of the provision for income taxes on a prospective basis.

The determination of the fair value of share-based payment awards on the date of grant using an option-pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the Company’s expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rate, and expected dividends.

Theoretical valuation models and market-based methods are evolving and may result in lower or higher fair value estimates for share-based compensation. The timing, readiness, adoption, general acceptance, reliability, and testing of these methods is uncertain. Sophisticated mathematical models may require voluminous historical information, modeling expertise, financial analyses, correlation analyses, integrated software and databases, consulting fees, customization, and testing for adequacy of internal controls.

For purposes of estimating the fair value of stock options granted using the Black-Scholes model, the Company uses the historical volatility of its stock for the expected volatility assumption input to the Black-Scholes model, consistent with the accounting guidance. The risk-free interest rate is based on the risk-free zero-coupon rate for a period consistent with the expected option term at the time of grant. The expected option term is calculated based on our historical forfeitures and cancellation rates.

The fair value of restricted stock awards is based on the market close price per share on the grant date. The Company expenses the compensation cost of these awards as the restriction period lapses, which is typically a one- to three-year service period to the Company. The shares represented by restricted stock awards are outstanding at the grant date, and the recipients are entitled to voting rights with respect to such shares upon issuance.

Notes payable

The Company records notes payable net of any discount or premiums. Discounts and premiums are amortized as interest expense or income over the life of the note in such a way as to result in a constant rate of interest when applied to the amount outstanding at the beginning of any given period.

Concentration of Credit Risk

Financial instruments that subject the Company to concentrations of credit risk principally consist of cash equivalents and trade accounts receivable. The Company’s trade accounts receivable are from data hosting revenue with the Company’s customers throughout the year. The Company does not require collateral and has not historically experienced significant credit losses related to receivables from individual customers or groups of customers in any particular industry or geographic area. The Company requires that hosting customers make a prepayment of the next month’s estimated expenses or make a security deposit to the Company.

The Company has cash deposits in excess of federally insured limits but does not believe them to be at risk.

Other Comprehensive Income

The Company had no other comprehensive income items for the years ended December 31, 2023 and 2022.

Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liability on our consolidated balance sheets. The Company did not have any finance leases as of December 31, 2023 or December 31, 2022.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU assets also include any lease payments made and excludes lease incentives and initial direct costs incurred. The Company’s lease terms may include options to extend or terminate its leases when it is reasonably certain that the Company will exercise those options. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

The Company has lease agreements with lease and non-lease components, which are generally accounted for separately. For real estate leases, the Company accounts for lease components together with non-lease components (e.g., common-area maintenance).

Accounting Updates Effective for fiscal year 2023

Changes to U.S. GAAP are established by the Financial Accounting Standards Board (the “FASB”) in the form of accounting standard updates (“ASUs”) to the FASB’s Accounting Standards Codification (“ASC”). The Company considered the applicability and impact of all ASUs. ASUs not mentioned below were assessed and determined to be either not applicable or are expected to have minimal impact on our consolidated financial position or results of operations.

In June 2016, the FASB issued ASU 2016-13 (Financial Instruments - Credit Losses (Topic 326)) and its subsequent amendments to the initial guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-02, respectively (collectively, Topic 326). Topic 326 changes how entities will measure credit losses for most financial assets and certain other instruments that are not accounted for at fair value through net income. This standard replaces the existing incurred credit loss model and establishes a single credit loss framework based on a current expected credit loss model for financial assets carried at amortized cost, including loans and held-to- maturity debt securities. The current expected loss model requires an entity to estimate credit losses expected over the life of the credit exposure upon initial recognition of that exposure when the financial asset is originated or acquired, which will generally result in earlier recognition of credit losses. This standard also requires expanded credit quality disclosures. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. This standard also simplifies the accounting model for purchased credit-impaired debt securities and loans. This standard will affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. ASU 2018-19 clarifies that receivables arising from operating leases are accounted for using lease guidance and not as financial instruments. ASU 2019-04 clarifies that equity instruments without readily determinable fair values for which an entity has elected the measurement alternative should be remeasured to fair value as of the date that an observable transaction occurred. ASU 2019-05 provides an option to irrevocably elect to measure certain individual financial assets at fair value instead of amortized cost. This standard should be applied on either a prospective transition or modified-retrospective approach depending on the subtopic. This standard will be effective for the Company for annual and interim reporting periods beginning on or after December 15, 2022, and while early adoption is permitted, the Company does not expect to elect that option. This standard has been adopted as of January 1, 2023, and did not have any material impact for the Company’s operations. The Company will continue to evaluate if any changes occur subsequently and properly record and disclose in relation to Topic 326.

Accounting Updates Not Yet Effective

Improvements to Reportable Segment Disclosures

In November 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvement to Reportable Segment Disclosures (ASU 2023-07), which requires disclosure of incremental segment information on an annual and interim basis, primarily through enhanced disclosures of significant segment expenses. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024 and requires retrospective application to all periods presented upon adoption. Early adoption is permitted. The Company is currently evaluating the impact that ASU 2023-07 will have on its consolidated financial statements and disclosures.

Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets

In December 2023, the FASB issued ASU 2023-08, Intangibles - Goodwill and Other - Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets, which establishes accounting guidance for crypto assets meeting certain criteria. Bitcoin meets this criteria. The amendments require crypto assets meeting the criteria to be recognized at fair value with changes recognized in net income each reporting period. Upon adoption, a cumulative-effect adjustment is made to the opening balance of retained earnings as of the beginning of the annual reporting period of adoption. ASU 2023-08 is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted. The guidance is not expected to have an impact on the Company’s consolidated financial statements and disclosures, unless the Company intends to hold crypto assets.

Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact that ASU 2023-09 will have on its consolidated financial statements and disclosures.